Defined benefit plan - Expense Recognized in OCI (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Remeasurement (gain)/loss on defined benefit obligation
Actuarial (gains)/losses arising from plan experience	$ 1,082	$ 554	$ 537
Actuarial (gains)/losses arising from demographic assumption	(650)	0	0
Actuarial (gains)/losses arising from financial assumptions	(376)	301	251
Return on plan assets excl. interest income	(513)	3	(110)
Expense recognized in other comprehensive income	$ 457	$ (858)	$ (678)